Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Allowance for doubtful, accounts receivable	$ 0	$ 22,382	$ 22,382
Preferred stock, par value			$ 0.0001
Preferred stock, shares authorized	10,000,000		10,000,000
Preferred stock, shares issued			4,500,000
Preferred stock, shares outstanding			4,500,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	500,000,000	750,000,000
Common stock, shares issued	4,230,868	4,230,868	391,084,729
Common stock, shares outstanding	4,230,868	4,230,868	391,084,729
Previously Reported [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		10,000,000
Preferred stock, shares issued		4,500,000
Preferred stock, shares outstanding		4,500,000
Common stock, par value		$ 0.0001
Common stock, shares issued		423,084,729
Common stock, shares outstanding		423,084,729
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	4,500,000	4,500,000	4,500,000
Preferred stock, shares outstanding	4,500,000	4,500,000	4,500,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued	2,371,844	2,371,844	2,361,844
Preferred stock, shares outstanding	2,371,844	2,371,844	2,361,844
Series B Preferred Stock [Member] | Previously Reported [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		3,000,000
Preferred stock, shares issued		2,371,844
Preferred stock, shares outstanding		2,371,844